Other Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Other Liabilities Disclosure [Abstract]
Restructuring expenses	$ 12	$ 12